Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Asset and Liability Management Derivative Positions of Company

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2018
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	$7,422	$8	3.11	$4,320	$–	1.77
Net investment hedges
Foreign exchange forward contracts	209	5	.05	223	1	.05
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	2,839	27	.07	1,140	5	.05
Sell	994	3	.06	13,968	30	.72
Options
Purchased	5,080	88	10.77	–	–	–
Written	584	16	.09	3	–	.09
Receive fixed/pay floating swaps	3,605	–	14.80	4,333	–	6.97
Pay fixed/receive floating swaps	4,333	–	6.97	1,132	–	7.64
Foreign exchange forward contracts	549	7	.03	75	1	.05
Equity contracts	19	1	.82	104	2	.45
Credit contracts	2,318	–	3.50	4,923	2	4.04
Other (a)	1	–	.01	1,458	84	1.50
Total	$27,953	$155		$31,679	$125

December 31, 2017
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$1,000	$28	6.70	$3,600	$16	1.55
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	3,772	5	6.73	–	–	–
Net investment hedges
Foreign exchange forward contracts	–	–	–	373	8	.05
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	1,632	7	.10	1,326	2	.04
Sell	15,291	10	.89	4,511	10	.03
Options
Purchased	4,985	65	7.57	–	–	–
Written	1,285	21	.10	5	–	.05
Receive fixed/pay floating swaps	2,019	5	16.49	5,469	–	8.43
Pay fixed/receive floating swaps	4,844	21	7.69	46	1	6.70
Foreign exchange forward contracts	147	1	.02	669	8	.04
Equity contracts	45	–	1.10	88	1	.58
Credit contracts	1,559	–	3.41	3,779	1	3.16
Other (a)	–	–	–	1,164	125	2.50
Total	$36,579	$163		$21,030	$172
(a)

Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common shares of Visa Inc. The Visa swap agreements had a total notional value, fair value and weighted average remaining maturity of $1.5 billion, $84 million and 1.50 years at December 31, 2018, respectively, compared to $1.2 billion, $125 million and 2.50 years at December 31, 2017, respectively. In addition, includes short-term underwriting purchase and sale commitments with total asset and liability notional values of $1 million at December 31, 2018.

Customer-Related Derivative Positions of Company

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2018
Interest rate contracts
Receive fixed/pay floating swaps	$44,976	$755	6.49	$62,597	$456	4.28
Pay fixed/receive floating swaps	63,825	289	4.07	45,129	422	6.16
Options
Purchased	41,711	51	1.54	1,940	30	1.98
Written	2,060	32	2.07	39,538	51	1.44
Futures
Buy	460	–	1.58	–	–	–
Sell	–	–	–	6,190	1	.59
Foreign exchange rate contracts
Forwards, spots and swaps	26,210	681	.91	25,571	663	.88
Options
Purchased	2,779	47	.75	–	–	–
Written	–	–	–	2,779	47	.75
Total	$182,021	$1,855		$183,744	$1,670

December 31, 2017
Interest rate contracts
Receive fixed/pay floating swaps	$28,681	$679	5.71	$59,990	$840	4.27
Pay fixed/receive floating swaps	63,038	860	4.20	25,093	602	5.76
Options
Purchased	29,091	22	1.61	880	14	4.24
Written	880	15	4.24	27,056	20	1.50
Futures
Sell	7,007	4	1.21	–	–	–
Foreign exchange rate contracts
Forwards, spots and swaps	24,099	656	.81	23,440	636	.83
Options
Purchased	4,026	83	1.20	–	–	–
Written	–	–	–	4,026	83	1.20
Total	$156,822	$2,319		$140,485	$2,195

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2018	2017	2016	2018	2017	2016

Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$29	$(3)	$46	$3	$(19)	$(76)
Net investment hedges
Foreign exchange forward contracts	39	(56)	33	–	–	–
Non-derivative debt instruments	32	(46)	–	–	–	–

Note: The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.

Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income

The table below shows the effect of fair value and cash flow hedge accounting on the Consolidated Statement of Income for the years ended December 31:

	Other Noninterest Income			Interest Expense
(Dollars in Millions)	2018	2017	2016	2018	2017	2016
Total amount of income and expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$910	$774	$911	$3,254	$1,966	$1,468

Asset and Liability Management Positions
Fair value hedges
Interest rate contract derivatives	–	(28)	(31)	5	–	–
Hedged items	–	28	31	(5)	–	–
Cash Flow hedges
Interest rate contract derivatives	–	–	–	(5)	30	124

Note: The Company does not exclude components from effectiveness testing for fair value and cash flow hedges. The Company did not reclassify gains or losses into earnings as a result of the discontinuance of cash flow hedges during the years ended December 31, 2018, 2017 and 2016.

Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets (Liabilities) Designated in Fair Value Hedges

The table below shows cumulative hedging adjustments and the carrying amount of assets (liabilities) designated in fair value hedges:

	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Hedging Adjustment (a)
At December 31 (Dollars in Millions)	2018	2017	2018	2017

Line Item in the Consolidated Balance Sheet
Long-term Debt	$–	$4,584	$(27)	$(8)
(a)

The cumulative hedging adjustment at December 31, 2018 relates to discontinued hedging relationships. The Company did not have any hedging adjustments for discontinued fair value hedges at December 31, 2017.

Summary of Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions

The table below shows the gains (losses) recognized in earnings for other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2018	2017	2016

Asset and Liability Management Positions
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	$110	$24	$101
Purchased and written options	Mortgage banking revenue	188	237	331
Receive fixed/pay floating swaps	Mortgage banking revenue	61	255	226
Pay fixed/receive floating swaps	Mortgage banking revenue	(172)	(220)	(140)
Foreign exchange forward contracts	Other noninterest income	39	(69)	(14)
Equity contracts	Compensation expense	(4)	1	1
Credit contracts	Other noninterest income	2	3	1
Other	Other noninterest income	2	(1)	(39)

Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Commercial products revenue	(192)	(876)	(708)
Pay fixed/receive floating swaps	Commercial products revenue	239	943	769
Purchased and written options	Commercial products revenue	2	(24)	(5)
Futures	Commercial products revenue	9	(3)	(6)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	84	92	88
Purchased and written options	Commercial products revenue	–	2	(1)